Derivative Instruments - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	5 Months Ended	6 Months Ended
	Mar. 31, 2012	May 23, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2012 $370,000 Credit Facility	Jun. 29, 2012 $370,000 Credit Facility	Jun. 30, 2013 $350,000 Credit Facility
Debt Instrument [Line Items]
Number of Interest rate swaps			14
Number of Partnership's interest rate swaps expired			3			9
Number of interest rate swap agreements terminated					1		1
Number of interest rate swap agreements partially terminated							1
Amount of interest rate derivatives expired			$ 59,084
Interest rate swap agreements base rate			LIBOR
Number of interest rate swaps not qualifying as cash flow hedges	1	1
Interest rate swap not qualifying as cashflow hedge, amount to be amortized from OCL to Partnership' s Consolidated Statements of Comprehensive Loss	1,400	50
Amortization of gain/loss included in Accumulated OCI due to ineffectiveness			363	362
Change of the fair value of certain swap agreements			$ 4	$ 1,447